TAXES ON INCOME	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Uncertain tax positions:

The balances at December 31, 2014 and 2013 include a liability for unrecognized tax benefits of  $417 and $1,395, respectively, for tax positions which are uncertain of being sustained. The accruals are with respect to the eligibility of certain profits to the reduced tax rates under the Company's Approved Enterprise, Beneficiary Enterprise, and Preferred Enterprise programs as well as with respect to some expenses, which deduction for tax purposes is uncertain.

The Company recognizes interest and penalties related to income taxes in its tax expense line in its consolidated statements of income. The Company had approximately $151 and $125 accrued for interest payments as of December 31, 2014 and 2013, respectively. This accrual was fully offset by interest receivable resulting from tax advances made to the Israeli Tax Authorities.

A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Gross tax liabilities at January 1, 2012	$755

Increases in tax positions for current year	177
Addition of tax position of prior years	167
Foreign currency adjustments	(15)

Gross tax liabilities at December 31, 2012	1,084

Increases in tax positions for current year	151
Addition of tax position of prior years	68
Foreign currency adjustments	92

Gross tax liabilities at December 31, 2013	1,395

Increases in tax positions for current year	-
Addition of tax position of prior years	146
Decrease in tax position resulting from settlement	(1,076)
Foreign currency adjustments	(48)

Gross tax liabilities at December 31, 2014	$417

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities. The associated tax filings remain subject to examination by applicable tax authorities for a certain length of time following the tax year to which those filings relate. The following describes the open tax years, by major tax jurisdiction, as of December 31, 2014:

 Israel 2012-present
 Australia 2010-present
 Canada 2010-present
 United States 2011-present
 Singapore 2010-present

b.	Israeli taxation:

1.	Corporate tax rate: The corporate tax rate in Israel is 26.5% in 2014 and was 25% in 2013 and 2012.

2.
Foreign Exchange Regulations:

Commencing in taxable year 2014, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Foreign Tax Regulations. Under the Foreign Exchange Regulations, an Israeli company must calculate its tax liability in U.S. Dollars according to certain orders and than translated into NIS according to the exchange rate as of December 31st of each year. For taxable years up to 2013, the Company measured its taxable income and filed its tax returns in NIS.

3.
Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "Industrial Company," as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, the Company is entitled to certain tax benefits, primarily amortization of costs relating to know-how and patents over eight years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

3.
Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

According to the Law for the Encouragement of Capital Investments, 1959 (the "Encouragement Law"), the Company is entitled to various tax benefits by virtue of the "Preferred Enterprise" status granted to its enterprises, in accordance with the Encouragement Law.

As further described below, the Company chose to be taxed according to the  "Preferred Enterprise" track under Amendment No. 68 to the Encouragement Law (the "Amendment No. 68") starting in the 2011 tax year. In order to implement Amendment No. 68 and to be taxed under the "Preferred Enterprise" track,  starting from January, 1, 2011, the Company waived the tax benefits of the previous tracks -"Approved Enterprise" and "Beneficiary Enterprise" - under the Encouragement Law, starting from the 2011 tax year.

The principal benefits by virtue of the Encouragement Law are the following:

Tax benefits and reduced tax rates- starting from 2011 tax year:

Preferred Enterprise track:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2012 and 2013 (Amended Legislation- "Amendment No. 68"), which prescribes, among others, amendments in the Encouragement Law. Amendment No. 68 was enacted and became effective as of January 1, 2011.

In order to receive benefits as a "Preferred Enterprise," Amendment No. 68 states certain conditions must be met. The basic condition for receiving the benefits under Amendment No. 68 is that the enterprise contributes to the country's economic growth and is a competitive factor for the gross domestic product (a "competitive enterprise"). In order to comply with this condition, the Encouragement Law prescribes various requirements. As for industrial enterprises, in each tax year, one of the following conditions must be met:

1.	Its main field of activity is biotechnology or nanotechnology as approved by the Head of the Administration of Industrial Research and Development.

2.
The industrial enterprise's sales revenues in a specific market during the tax year do not exceed 75% of its total sales for that tax year. A "market" is defined as a separate country or customs territory.

3.
At least 25% of the industrial enterprise's overall revenues during the tax year were generated from the enterprise's sales in a specific market with a population of at least 12 million, and starting from 2012 tax year, a population of at least 14 million.

Israeli companies that currently benefit from an Approved or Beneficiary Enterprise status and meet the criteria for qualification as a Preferred Enterprise can elect to apply the new Preferred Enterprise benefits by waiving their benefits under the Approved and Beneficiary Enterprise status.

The Company has examined the effect of the implementation of Amendment No. 68 on its financial statements, and starting from the 2011 tax year, the Company elected by submitting a waiver, to be taxed under Amendment No. 68. Due to the Company's implementation of Amendment No. 68, starting from January, 1, 2011, the Company will not be entitled to tax benefits under previous tracks - "Approved Enterprise" and "Beneficiary Enterprise" - under the Encouragement Law.

Under Amendment No. 68, some of the Company's facilities are eligible for tax benefits at a reduced flat corporate tax rate, which is not program-dependent, and applies to the Company's facilities entire preferred income. The reduced flat corporate tax rates were as follows: in 2012, 15% (in development area A-10%), in 2013 -12.5% (in development area A-7%).

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), which consists of Amendment 71 to the Encouragement Law ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and onwards and will be 16% (in development area A - 9%).

The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company believes that it will apply the Amendment effective from the 2014 tax year. Accordingly, the Company has adjusted its deferred tax balances as of December 31, 2013 by $575.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20% from 2014 and onwards (or a reduced rate under an applicable double tax treaty). Upon a distribution of a dividend to an Israeli company, no withholding tax is remitted.

Since the Company, chose to apply the provisions of Amendment No. 68, by submitting the waiver form before June 30, 2015, the Company is eligible to distribute taxed earnings derived from a Beneficiary Enterprise and/or Approved Enterprise to an Israeli company without being subject to withholding tax.

In development area A, in addition to the tax benefits, as mentioned above, some of the Company's facilities are eligible for grants at rate of 20% and/or loans, subject to an approval of the Israeli Investment Center.

Accelerated depreciation:

The Company is eligible for a deduction of accelerated depreciation on machinery and equipment used by the Approved Enterprise or the Beneficiary Enterprise or the Preferred Enterprise at a rate of 200% (or 400% for buildings) from the first year of the asset's operation.

Conditions for entitlement to benefits:

The abovementioned benefits are contingent upon the fulfillment of the conditions stipulated by the Encouragement Law, regulations published thereunder and the letters of approval for the investments in the Preferred Enterprises, as discussed above. Non-compliance with the conditions may cancel all or part of the benefits and require a refund of the amount of the benefits, including interest. The Company's management believes that the Company is meeting the aforementioned conditions.

Of the Company's retained earnings as of December 31, 2014, approximately $19,894 is tax-exempt earnings attributable to its Approved Enterprise programs and $15,546 is tax-exempt earnings attributable to its Beneficiary Enterprise program. The tax-exempt income attributable to the Approved and Beneficiary Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If dividends are distributed out of tax-exempt profits, the Company will then become liable for tax at the rate applicable to its profits from the Approved Enterprise in the year in which the income was earned, as if it was not under the "Alternative benefits track" (taxed at the rate of no more than 26.5% as of December 31, 2014). Under the Encouragement Law, tax-exempt income generated under the Beneficiary Enterprise status or the Approved Enterprise status will be taxed, among other things, upon a dividend distribution or complete liquidation in accordance with the Encouragement Law. The Company's policy is not to distribute such dividends from tax-exempt income derived from Approved/Beneficiary Enterprises.

As of December 31, 2014, if the income attributed to the Approved Enterprise would have been distributed as a dividend, the Company would have incurred a tax liability of approximately $5,272. If income attributed to the Beneficiary Enterprise would have been distributed as a dividend, including upon liquidation, the Company would have incurred a tax liability of approximately $4,120. These amounts would be recorded as an income tax expense in the period in which the Company declares the dividend.

In November 2012, the Knesset passed Amendment No. 69 to the Encouragement Law (the "Trapped Earnings Law") which provides temporary, partial relief from taxation on distribution from exempt income for companies that elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a set period of time. The applicable tax rate is based on a linear formula based on the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Encouragement Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Encouragement Law.

In addition to the reduced tax rate, a distribution of Elected Earnings would be subject to a 15% withholding tax. Since the Company announced its election to apply the provisions of Amendment No. 68 prior to July 30, 2015, the Company will be entitled to distribute income generated by the Approved/Beneficiary Enterprise to its Israeli corporate shareholders tax free. In the event of a distribution to an individual Israeli resident, the individual will be subject to withholding tax of 15% and in the event of a distribution of dividends to a foreign resident (whether individuals or corporations), the individual or corporation will be subject to withholding tax of 15% or the rate stipulated in the relevant treaty for the avoidance of double taxation.  During 2013, the Company's management decided not to utilize the relief to qualify a portion of its exempt income (“Elected Earnings”) for a reduced tax rate ranging.

c.	Non-Israeli subsidiaries taxation:

Non-Israeli subsidiaries are taxed based on tax laws in their countries of residence.
Statutory tax rates for investee companies are as follows:
Company incorporated in United States - 40% tax rate.
Company incorporated in Australia - 30% tax rate.
Company incorporated in Singapore - 17% tax rate.
Company incorporated in Canada – 26.32% tax rate.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries (excluding the Company's subsidiary in Canada), according to ASC 740. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Deferred tax assets:

Intangible assets	$110	$127
Other temporary differences (1)	5,636	5,404
Temporary differences related to inventory	637	1,535
Phantom award	53	-
Unrealized profit from sales to subsidiary	3,355	1,910
Less-valuation allowance	(331)	(397)
Total net deferred tax assets	9,460	8,579

Deferred tax liabilities
Property and equipment	(3,081)	(4,030)
Intangible assets	(2,910)	(3,657)
Other temporary differences	(20)	(23)

Total deferred tax liabilities	(6,011)	(7,710)

Deferred tax assets, net	$3,449	$869

(1)	Deriving mainly from the following - provision for bad debts, labor provisions, warranty provision and related party liability for tax purposes.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the schedule of reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2014	2013	2012

Income before taxes on income	$93,997	$74,689	$47,188

Statutory tax rate in Israel	26.5%	25%	25%

Income taxes at statutory rate	$24,909	$18,672	$11,797

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(12,482)	(11,267)	(7,192)
Non-deductible expenses, net	856	1,274	1,025
Adjustment for change in tax law	-	575	-
Decrease in taxes resulting from tax settlement with tax authorities	(286)	-	-
Tax adjustment in respect of foreign subsidiaries' different tax rates	634	741	558
Uncertain tax liability (ASC 740)	146	219	344
Changes in valuation allowance	(66)	97	211
Others	27	25	78

Income tax expense	$13,738	$10,336	$6,821

Effective tax rate	15%	14%	14%

Per share amounts (basic) of the tax benefit resulting from an "Approved Enterprise"	$(0.36)	$(0.32)	$(0.22)
Per share amounts (diluted) of the tax benefit resulting from an "Approved Enterprise"	$(0.35)	$(0.32)	$(0.22)

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2014	2013	2012

Domestic	$82,670	$65,657	$40,691
Foreign	11,327	9,032	6,497

	$93,997	$74,689	$47,188

g.	Tax expenses on income are comprised as follows:

	Year ended December 31,
	2014	2013	2012

Current taxes	$16,318	$10,119	$8,742
Deferred taxes	(2,580)	217	(1,921)

	$13,738	$10,336	$6,821

Domestic	$9,646	$6,395	$4,930
Foreign	4,092	3,941	1,891

	$13,738	$10,336	$6,821